Insurance Contracts - Summary of Net Liabilities of Insurance Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	¥ 3,873,753	¥ 3,413,754
Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,836,002	3,374,693
Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	25,417	25,822
- Unearned premiums	12,334	13,239	¥ 14,178
Gross [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,880,160	3,419,899
Gross [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	3,840,899	3,379,603	2,936,533
Gross [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	26,153	26,234	21,991
- Unearned premiums	13,108	14,062	14,701
Ceded [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	(6,407)	(6,145)
Ceded [member] | Long-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Long-term insurance contracts	(4,897)	(4,910)
Ceded [member] | Short-term insurance contracts [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
- Claims and claim adjustment expenses	(736)	(412)
- Unearned premiums	¥ (774)	¥ (823)	¥ (523)